Short-term Borrowings (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 bank borrowing_facility	Dec. 31, 2012
Short-term Debt [Line Items]
Number of borrowing facilities	1
Letters of credit, amount outstanding	$ 75,100,000	$ 35,100,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	510,900,000
Number of banks	1
FHLB [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	687,500,000
Line of credit facility, amount outstanding	277,800,000	113,200,000
Line of credit facility, weighted average interest rate (percent)	0.24%	0.22%
Correspondent Bank 1, Federal Funds [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	15,000,000
Line of credit facility, amount outstanding	0	0
Number of banks	1
Correspondent Bank 2, Federal Funds [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity	20,000,000
Line of credit facility, amount outstanding	$ 0	$ 0